Shareholder Fees - FidelityFactorETFs-ComboPRO	Nov. 29, 2024 USD ($)
FidelityFactorETFs-ComboPRO | Fidelity Dividend ETF for Rising Rates
Shareholder Fees:
(fees paid directly from your investment)	none